Schedule of investments
Nomura Ultrashort Fund	June 30, 2026 (Unaudited)
	Principal amount°	Value (US $)
Agency Commercial Mortgage-Backed Securities — 13.74%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K058 A2 2.653% 8/25/26 ♦	2,068,465	$ 2,061,868
Series K070 A2 3.303% 11/25/27 ♦, •	3,000,000	2,958,253
FREMF Mortgage Trust
Series 2016-K60 B 144A 3.665% 12/25/49 #, •	1,000,000	993,412
Series 2017-K62 B 144A 4.015% 1/25/50 #, •	250,000	248,335
Series 2017-K63 B 144A 4.012% 2/25/50 #, •	300,000	297,985
Series 2017-K67 B 144A 4.083% 9/25/49 #, •	2,000,000	1,976,677
Series 2017-K68 B 144A 3.971% 10/25/49 #, •	2,000,000	1,970,665
Series 2019-K736 B 144A 3.745% 7/25/26 #, •	2,500,000	2,492,727
Series 2020-K737 B 144A 3.439% 1/25/53 #, •	4,000,000	3,969,657
Total Agency Commercial Mortgage-Backed Securities (cost $16,926,005)		16,969,579

Collateralized Loan Obligations — 2.45%
AIMCO CLO Series 2017-AA BR2 144A 5.175% (TSFR03M + 1.50%, Floor 1.50%) 1/20/38 #, •	280,000	280,011
Goldentree Loan Management US CLO 15 Series 2022-15A XR2 144A 4.475% (TSFR03M + 0.80%, Floor 0.80%) 10/20/38 #, •	2,750,000	2,749,808
Total Collateralized Loan Obligations (cost $3,030,131)		3,029,819

Corporate Bonds — 9.98%
Banking — 4.07%
Bank of America 1.734% 7/22/27 μ	2,525,000	2,521,187
Goldman Sachs Group 1.542% 9/10/27 μ	2,520,000	2,505,991
		5,027,178
Capital Goods — 2.95%
Ashtead Capital 144A 1.50% 8/12/26 #	1,175,000	1,170,667
RTX 3.125% 5/4/27	2,500,000	2,474,426
		3,645,093
Electric — 2.02%
Southwestern Electric Power 2.75% 10/1/26	2,500,000	2,490,916
		2,490,916
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Schedule of investments
Nomura Ultrashort Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Finance Companies — 0.94%
AerCap Ireland Capital DAC 2.45% 10/29/26	1,165,000	$ 1,157,964
		1,157,964
Total Corporate Bonds (cost $12,296,517)		12,321,151

Non-Agency Asset-Backed Securities — 37.19%
ARI Fleet Lease Trust
Series 2024-B A2 144A 5.54% 4/15/33 #	501,209	503,152
Series 2026-A A2 144A 3.96% 11/15/34 #	3,000,000	2,984,792

CARDS II Trust Series 2026-1A B 144A 4.58% 4/15/31 #	3,000,000	2,985,321
CARDS III Trust Series 2024-1A A 144A 4.309% (SOFR + 0.68%, Floor 0.68% ) 7/15/29 #, •	1,897,000	1,897,354
CNH Equipment Trust Series 2025-A A2B 3.923% (SOFR + 0.33%) 8/15/28 •	740,499	740,673
Dell Equipment Finance Trust Series 2024-1 A3 144A 5.39% 3/22/30 #	777,106	780,102
Domino's Pizza Master Issuer
Series 2017-1A A23 144A 4.118% 7/25/47 #	1,880,000	1,868,276
Series 2018-1A A2II 144A 4.328% 7/25/48 #	2,842,500	2,829,583
Enterprise Fleet Financing
Series 2023-2 A2 144A 5.56% 4/22/30 #	370,837	371,623
Series 2023-3 A2 144A 6.40% 3/20/30 #	481,571	484,722
Series 2025-1 A2 144A 4.65% 10/20/27 #	857,996	859,078

Ford Credit Auto Owner Trust Series 2024-C A3 4.07% 7/15/29	2,264,000	2,260,586
GM Financial Consumer Automobile Receivables Trust Series 2025-3 B 4.53% 9/16/31	1,225,000	1,219,569
GMF Floorplan Owner Revolving Trust Series 2024-3A A1 144A 4.68% 11/15/28 #	2,600,000	2,604,672
Hyundai Auto Lease Securitization Trust
Series 2024-C A3 144A 4.62% 4/17/28 #	700,000	700,952
Series 2024-C B 144A 4.97% 2/15/29 #	2,500,000	2,510,765

Hyundai Auto Receivables Trust Series 2025-D A2A 4.03% 11/15/28	1,258,682	1,257,240
John Deere Owner Trust
Series 2023-A A3 5.01% 11/15/27	283,618	284,082
Series 2023-C A3 5.48% 5/15/28	618,035	621,213

2    NQ- 097 [0626] 0826 (5831246)

	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Navistar Financial Dealer Note Master Owner Trust II Series 2025-1 A 144A 4.18% 9/25/30 #	2,000,000	$ 1,993,062
NextGear Floorplan Master Owner Trust Series 2024-1A A1 144A 4.493% (SOFR + 0.90%, Floor 0.90%) 3/15/29 #, •	2,000,000	2,006,199
PFS Financing
Series 2024-E A 144A 4.443% (SOFR + 0.85%) 7/15/28 #, •	1,630,000	1,630,266
Series 2025-A A 144A 4.243% (SOFR + 0.65%, Floor 0.65%) 1/15/29 #, •	1,250,000	1,251,049
Santander Drive Auto Receivables Trust
Series 2023-3 B 5.61% 7/17/28	117,137	117,227
Series 2025-1 B 4.88% 3/17/31	2,500,000	2,506,540
Series 2025-2 A2 4.71% 6/15/28	71,539	71,560

Toyota Auto Loan Extended Note Trust Series 2022-1A A 144A 3.82% 4/25/35 #	920,000	916,106
Toyota Auto Receivables Owner Trust Series 2023-A A3 4.63% 9/15/27	151,258	151,383
Verizon Master Trust Series 2025-9 A1B 4.013% (SOFR + 0.42%) 10/21/30 •	3,250,000	3,253,295
Wheels Fleet Lease Funding 1 Series 2024-2A A1 144A 4.87% 6/21/39 #	2,894,616	2,906,896
World Omni Auto Receivables Trust
Series 2023-A A3 4.83% 5/15/28	260,671	260,952
Series 2023-C A3 5.15% 11/15/28	350,208	351,288

World Omni Automobile Lease Securitization Trust Series 2025-A A2B 3.983% (SOFR + 0.39%) 12/15/27 •	750,279	750,384
Total Non-Agency Asset-Backed Securities (cost $45,970,329)		45,929,962

Non-Agency Collateralized Mortgage Obligations — 11.00%
Connecticut Avenue Securities Trust
Series 2025-R06 A1 144A 4.528% (SOFR + 0.90%) 9/25/45 #, •	2,759,777	2,761,324
Series 2026-R01 2A1 144A 4.478% (SOFR + 0.85%) 1/25/46 #, •	1,972,772	1,971,753
Series 2026-R02 1A1 144A 4.578% (SOFR + 0.95%) 2/25/46 #, •	1,167,098	1,168,142

Freddie Mac Structured Agency Credit Risk Series 2026-DNA1 A1 144A 4.478% (SOFR + 0.85%) 2/25/46 #, •	1,275,000	1,274,342
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Schedule of investments
Nomura Ultrashort Fund
	Principalamount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2023-DNA2 M1A 144A 5.728% (SOFR + 2.10%) 4/25/43 #, •	1,110,980	$ 1,121,374
Series 2025-DNA3 A1 144A 4.578% (SOFR + 0.95%) 9/25/45 #, •	1,325,000	1,326,995
Series 2025-DNA4 A1 144A 4.528% (SOFR + 0.90%) 10/25/45 #, •	700,000	700,186
Series 2026-DNA2 M1 144A 4.828% (SOFR + 1.20%) 3/25/46 #, •	1,805,314	1,806,646
Series 2026-HQA1 A1 144A 4.628% (SOFR + 1.00%) 5/25/46 #, •	1,443,750	1,446,163
Total Non-Agency Collateralized Mortgage Obligations (cost $13,575,921)		13,576,925

Commercial Papers — 25.38%
Banking — 8.05%
Banco Santander Chile 4.479% 8/3/26	5,000,000	4,980,406
HSBC USA 3.912% 9/14/26	5,000,000	4,958,713
		9,939,119
Brokerage — 1.98%
BofA Securities 4.146% 1/22/27	2,500,000	2,442,222
		2,442,222
Capital Goods — 3.24%
Trane Technologies Financing 3.903% 7/6/26	4,000,000	3,997,434
		3,997,434
Communications — 4.03%
Telstra Group 3.889% 8/18/26	5,000,000	4,974,003
		4,974,003
Consumer Cyclical — 6.79%
American Honda Finance
4.126% 7/13/26	2,500,000	2,496,472
4.126% 7/16/26	2,500,000	2,495,654

Hyundai Capital America 3.83% 7/1/26	2,500,000	2,500,000
Rollins 3.87% 7/1/26	900,000	900,000
		8,392,126
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	Principalamount°	Value (US $)
Commercial Papers (continued)
Transportation — 1.29%
ERAC USA Finance 3.971% 7/10/26	1,595,000	$ 1,593,233
		1,593,233
Total Commercial Papers (cost $31,340,285)		31,338,137
	Number of shares
Short-Term Investments — 0.13%
Money Market Mutual Funds — 0.13%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	40,128	40,128
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	40,128	40,128
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	40,128	40,128
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	40,128	40,128
Total Short-Term Investments (cost $160,512)		160,512
Total Value of Securities—99.87% (cost $123,299,700)		123,326,085

Receivables and Other Assets Net of Liabilities—0.13%		160,861
Net Assets Applicable to 12,414,571 Shares Outstanding—100.00%		$123,486,946
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
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Schedule of investments
Nomura Ultrashort Fund
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of Rule 144A securities was $61,810,839, which represents 50.05% of the Fund’s net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2026. Rate will reset at a future date.
Summary of abbreviations:
BofA – Bank of America
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FREMF – Freddie Mac Multifamily
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
6    NQ- 097 [0626] 0826 (5831246)